Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 108,188	kr 102,434
Fair value of plan assets	73,611	69,659
Deficit/surplus (+/–)	34,577	32,775
Plans with net surplus, excluding asset ceiling	2,776	3,042
Post-employment beneﬁts	37,353	35,817	kr 28,720
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	56,138	50,257
Fair value of plan assets	26,967	22,809
Deficit/surplus (+/–)	29,171	27,448
Post-employment beneﬁts	29,171	27,448
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	17,921	20,897
Fair value of plan assets	17,327	20,102
Deficit/surplus (+/–)	594	795
Plans with net surplus, excluding asset ceiling	92
Post-employment beneﬁts	686	795
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	15,788	15,352
Fair value of plan assets	17,326	16,919
Deficit/surplus (+/–)	(1,538)	(1,567)
Plans with net surplus, excluding asset ceiling	2,090	2,137
Post-employment beneﬁts	552	570
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	18,341	15,928
Fair value of plan assets	11,991	9,829
Deficit/surplus (+/–)	6,350	6,099
Plans with net surplus, excluding asset ceiling	594	905
Post-employment beneﬁts	kr 6,944	kr 7,004